Options (Details 1) - USD ($)	3 Months Ended		6 Months Ended
	May 31, 2022	May 31, 2021	May 31, 2022	May 31, 2021
Stock based compensation expense components	$ 0	$ 1,435	$ 0	$ 11,985
Research and Development Expense
Stock based compensation expense components	0	1,127	0	9,719
Selling, General and Administrative Expenses
Stock based compensation expense components	$ 0	$ 308	$ 0	$ 2,266